Investment Strategy - Defiance AI & Power Infrastructure ETF	Jan. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, in the section of the Summary Prospectus and Prospectus titled “Principal Investment Strategies – Eligible Universe,” section 4 is amended and restated as follows:
Strategy Narrative [Text Block]

4.	Data Centers and AI Hardware: includes companies that meet the revenue threshold through:

●	ownership or operation of data centers, including those predominantly used for digital asset mining.
●	design and sale of AI Hardware (i.e., the general purpose and specialized computer parts and components, such as semiconductor chips, used to facilitate artificial intelligence tasks).